Fair value - Reconciliation recurring fair value measurements categorized within level 3 fair value hierarchy (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Reconciliation recurring fair value measurements categorized within level 3 fair value hierarchy
As at beginning	€ (18,277)
Total gains or (losses) for the period
As at end	(22,804)	€ (18,277)
First Initial Earn Out Milestone Payment, First Tranche
Total gains or (losses) for the period
Earning milestone payment	3,000
Contingent considerations - earn out
Reconciliation recurring fair value measurements categorized within level 3 fair value hierarchy
As at beginning	(7,900)
Total gains or (losses) for the period
included in profit or loss	(4,900)
As at end	(9,700)	(7,900)
Contingent considerations - earn out | Financial liabilities at fair value, class | Level 3 | Recurring fair value measurements
Reconciliation recurring fair value measurements categorized within level 3 fair value hierarchy
As at beginning	(7,879)	(7,500)	€ (4,373)
Total gains or (losses) for the period
included in profit or loss	(4,857)	(379)	(3,127)
Settlements	3,000
As at end	(9,736)	(7,879)	(7,500)
Anti-dilution warrants
Total gains or (losses) for the period
included in profit or loss	0	1,200
Anti-dilution warrants | Level 3 | Probability of an exit without an intermediate funding round
Reconciliation recurring fair value measurements categorized within level 3 fair value hierarchy
As at beginning	€ 0
Total gains or (losses) for the period
As at end		€ 0
Unobservable input of liabilities		1
Anti-dilution warrants | Financial liabilities at fair value, class | Level 3 | Recurring fair value measurements
Reconciliation recurring fair value measurements categorized within level 3 fair value hierarchy
As at beginning		€ (1,226)	(23,318)
Total gains or (losses) for the period
included in profit or loss		€ 1,226	22,092
As at end			€ (1,226)